Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In Associates And Joint Ventures [abstract]
Amount at the beginning of year	$ 6,045	$ 5,488	$ 4,371
Acquisitions and contributions	280	910	448
Income on investments in associates and joint ventures	4,839	1,428	588
Translation differences	3,180	662	601
Distributed dividends	(583)	(328)	(520)
Interest maintained in YPF EE	17,285	0	0
Adjustment for inflation	1,640	0	0
Reclassification of assets held for disposal	0	(2,117)	0
Other movements	0	2	0
Amount at the end of year	$ 32,686	$ 6,045	$ 5,488